Financial Risk Management - Summary of Groups Regional Loans (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Group Regional Loans [Line Items]
Loans and advances	[1]	₩ 495,204,139	₩ 474,706,231
Korea
Group Regional Loans [Line Items]
Loans and advances	[1]	461,731,395	438,514,407
Europe
Group Regional Loans [Line Items]
Loans and advances	[1]	5,111,196	5,412,770
China
Group Regional Loans [Line Items]
Loans and advances	[1]	6,362,690	7,247,310
Japan
Group Regional Loans [Line Items]
Loans and advances	[1]	1,398,402	1,180,898
United States
Group Regional Loans [Line Items]
Loans and advances	[1]	4,103,286	5,233,557
Cambodia
Group Regional Loans [Line Items]
Loans and advances	[1]	7,256,556	7,529,438
Indonesia
Group Regional Loans [Line Items]
Loans and advances	[1]	4,922,033	5,410,169
Others
Group Regional Loans [Line Items]
Loans and advances	[1]	4,318,581	4,177,682
Loans
Group Regional Loans [Line Items]
Loans and advances	[1]	₩ 500,610,335	₩ 480,339,612
%	[1]	100.00%	100.00%
Loans | Korea
Group Regional Loans [Line Items]
Loans and advances	[1]	₩ 465,712,163	₩ 442,633,570
%	[1]	93.03%	92.15%
Loans | Europe
Group Regional Loans [Line Items]
Loans and advances	[1]	₩ 5,154,308	₩ 5,473,894
%	[1]	1.03%	1.14%
Loans | China
Group Regional Loans [Line Items]
Loans and advances	[1]	₩ 6,378,781	₩ 7,277,514
%	[1]	1.27%	1.52%
Loans | Japan
Group Regional Loans [Line Items]
Loans and advances	[1]	₩ 1,402,070	₩ 1,183,845
%	[1]	0.28%	0.25%
Loans | United States
Group Regional Loans [Line Items]
Loans and advances	[1]	₩ 4,147,154	₩ 5,350,298
%	[1]	0.83%	1.11%
Loans | Cambodia
Group Regional Loans [Line Items]
Loans and advances	[1]	₩ 7,762,243	₩ 7,891,752
%	[1]	1.55%	1.64%
Loans | Indonesia
Group Regional Loans [Line Items]
Loans and advances	[1]	₩ 5,426,305	₩ 6,006,665
%	[1]	1.08%	1.25%
Loans | Others
Group Regional Loans [Line Items]
Loans and advances	[1]	₩ 4,627,311	₩ 4,522,074
%	[1]	0.93%	0.94%
Allowances
Group Regional Loans [Line Items]
Loans and advances	[1]	₩ (5,406,196)	₩ (5,633,381)
Allowances | Korea
Group Regional Loans [Line Items]
Loans and advances	[1]	(3,980,768)	(4,119,163)
Allowances | Europe
Group Regional Loans [Line Items]
Loans and advances	[1]	(43,112)	(61,124)
Allowances | China
Group Regional Loans [Line Items]
Loans and advances	[1]	(16,091)	(30,204)
Allowances | Japan
Group Regional Loans [Line Items]
Loans and advances	[1]	(3,668)	(2,947)
Allowances | United States
Group Regional Loans [Line Items]
Loans and advances	[1]	(43,868)	(116,741)
Allowances | Cambodia
Group Regional Loans [Line Items]
Loans and advances	[1]	(505,687)	(362,314)
Allowances | Indonesia
Group Regional Loans [Line Items]
Loans and advances	[1]	(504,272)	(596,496)
Allowances | Others
Group Regional Loans [Line Items]
Loans and advances	[1]	(308,730)	(344,392)
Retail | Loans
Group Regional Loans [Line Items]
Loans and advances	[1]	208,884,751	200,823,048
Retail | Loans | Korea
Group Regional Loans [Line Items]
Loans and advances	[1]	201,645,600	193,803,826
Retail | Loans | Europe
Group Regional Loans [Line Items]
Loans and advances	[1]	0	0
Retail | Loans | China
Group Regional Loans [Line Items]
Loans and advances	[1]	215,176	181,539
Retail | Loans | Japan
Group Regional Loans [Line Items]
Loans and advances	[1]	0	0
Retail | Loans | United States
Group Regional Loans [Line Items]
Loans and advances	[1]	0	0
Retail | Loans | Cambodia
Group Regional Loans [Line Items]
Loans and advances	[1]	3,844,218	3,575,153
Retail | Loans | Indonesia
Group Regional Loans [Line Items]
Loans and advances	[1]	1,618,552	1,968,896
Retail | Loans | Others
Group Regional Loans [Line Items]
Loans and advances	[1]	1,561,205	1,293,634
Corporate | Loans
Group Regional Loans [Line Items]
Loans and advances	[1]	268,590,498	256,038,090
Corporate | Loans | Korea
Group Regional Loans [Line Items]
Loans and advances	[1]	240,962,803	225,393,574
Corporate | Loans | Europe
Group Regional Loans [Line Items]
Loans and advances	[1]	5,154,308	5,473,894
Corporate | Loans | China
Group Regional Loans [Line Items]
Loans and advances	[1]	6,163,073	7,095,199
Corporate | Loans | Japan
Group Regional Loans [Line Items]
Loans and advances	[1]	1,401,963	1,183,745
Corporate | Loans | United States
Group Regional Loans [Line Items]
Loans and advances	[1]	4,147,154	5,350,298
Corporate | Loans | Cambodia
Group Regional Loans [Line Items]
Loans and advances	[1]	3,917,299	4,315,485
Corporate | Loans | Indonesia
Group Regional Loans [Line Items]
Loans and advances	[1]	3,783,985	4,003,127
Corporate | Loans | Others
Group Regional Loans [Line Items]
Loans and advances	[1]	3,059,913	3,222,768
Credit card | Loans
Group Regional Loans [Line Items]
Loans and advances	[1]	23,135,086	23,478,474
Credit card | Loans | Korea
Group Regional Loans [Line Items]
Loans and advances	[1]	23,103,760	23,436,170
Credit card | Loans | Europe
Group Regional Loans [Line Items]
Loans and advances	[1]	0	0
Credit card | Loans | China
Group Regional Loans [Line Items]
Loans and advances	[1]	532	776
Credit card | Loans | Japan
Group Regional Loans [Line Items]
Loans and advances	[1]	107	100
Credit card | Loans | United States
Group Regional Loans [Line Items]
Loans and advances	[1]	0	0
Credit card | Loans | Cambodia
Group Regional Loans [Line Items]
Loans and advances	[1]	726	1,114
Credit card | Loans | Indonesia
Group Regional Loans [Line Items]
Loans and advances	[1]	23,768	34,642
Credit card | Loans | Others
Group Regional Loans [Line Items]
Loans and advances	[1]	₩ 6,193	₩ 5,672

[1]	Amount includes loans measured at fair value through profit or loss, other comprehensive income, and amortized cost.